T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
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An Individual Flexible Premium Deferred Variable Annuity Contract

Supplement Dated February 20, 2001, to Prospectus Dated May 1, 2000
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ISSUED BY:                               MAILING ADDRESS:

First Security Benefit Life Insurance    First Security Benefit Life Insurance
and Annuity Company of New York          and Annuity Company of New York
70 West Red Oak Lane, 4th Floor          c/o T. Rowe Price Variable Annuity Service Center
White Plains, New York 10604             P.O. Box 750106
1-914-697-4748                           Topeka, Kansas 66675-0106
                                         1-800-469-6587

The Prospectus is supplemented to reflect three new Subaccounts  available under the Contract,  effective  February 20, 2001. The new Subaccounts are as follows:
Blue Chip  Growth;  Health  Sciences;  and  Equity  Index  500.  Each of the new
Subaccounts  invests in a  corresponding  Portfolio  of the T. Rowe Price Equity
Series, Inc.

The  following  information  is added under the  heading,  "T. Rowe Price Equity
Series, Inc.," under the section, "Introduction," page 2:

   T. Rowe Price Blue Chip Growth Portfolio
   T. Rowe Price Health Sciences Portfolio
   T. Rowe Price Equity Index 500 Portfolio

The  following  information  is added under the  heading,  "T. Rowe Price Equity
Series, Inc.," under the subsection,  "The Separate Account and the Funds," page
7:

   T. Rowe Price Blue Chip Growth Portfolio
   T. Rowe Price Health Sciences Portfolio
   T. Rowe Price Equity Index 500 Portfolio

The  following  information  is  added to Table 1 under  the  section,  "Expense
Table," page 9:

   -----------------------------------------------------------------------------
                                                                         TOTAL
                                               MANAGEMENT    OTHER     PORTFOLIO
                                                 FEE(1)     EXPENSES   EXPENSES
   T. Rowe Price Blue Chip Growth Portfolio....   .85%         0%        .85%
   T. Rowe Price Health Sciences Portfolio.....   .95%         0%        .95%
   T. Rowe Price Equity Index 500 Portfolio....   .40%         0%        .40%
   -----------------------------------------------------------------------------

The following information is added to the "Example," page 10:

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                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
   Blue Chip Growth Subaccount.....   $14         $44         $77         $168
   Health Sciences Subaccount......   $15         $47         $82         $179
   Equity Index 500 Subaccount.....   $10         $30         $53         $117
   -----------------------------------------------------------------------------

The  following  summary of each new  Portfolio's  investment  objective is added under the subsection, "The Funds," page 13:

   T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

   The  investment  objective of the Blue Chip Growth  Portfolio is to seek long term capital  growth by investing  primarily in common stocks of high quality
   U.S. growth companies. Income is a secondary objective.

   T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

   The  investment  objective of the Health  Sciences  Portfolio is to seek long term  capital  appreciation  by investing  primarily in the common  stocks of companies engaged in the research, development, production or distribution of products or services related to health care, medicine, or the life sciences.

   T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO*

   The  investment  objective of the Equity Index 500  Portfolio is to match the performance of the Standard & Poor's 500 Stock Index(R).  The S&P 500 is made up of  primarily  large  capitalization  companies  that  represent  a  broad spectrum  of the  U.S.  economy  and a  substantial  part of the  U.S.  stock market's total capitalization.

   *"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are
    trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

The subsection,  "The Investment  Advisers," page 14, is deleted in its entirety and replaced with the following:

THE INVESTMENT ADVISERS

   T. Rowe Price Associates,  Inc. ("T. Rowe Price"),  located at 100 East Pratt
   Street,  Baltimore,  Maryland  21202,  serves as  Investment  Adviser to each
   Portfolio,  except the T. Rowe Price International  Stock Portfolio.  T. Rowe
   Price  International,  Inc.  ("TRP  International"),  an affiliate of T. Rowe
   Price,  serves as Investment Adviser to the T. Rowe Price International Stock
   Portfolio.  TRP  International's  U.S.  office is  located  at 100 East Pratt
   Street, Baltimore, Maryland 21202. T. Rowe Price is responsible for selection and management of portfolio investments for each Portfolio except the T. Rowe
   Price International Stock Portfolio, and TRP International is responsible for selection and management of portfolio investments for that Portfolio. T. Rowe
   Price  and TRP  International  are  registered  with  the  SEC as  investment advisers.

   T. Rowe Price and TRP International are not affiliated with the Company,  and the Company has no  responsibility  for the  management  or operations of the
   Portfolios.

The second sentence in the subsection,  "Distribution of the Contract," page 39, is deleted in its entirety and replaced with the following:

   Investment  Services  also acts as the  distributor  of certain  mutual funds advised by T. Rowe Price and TRP International.